Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total

Cash	$—	$—	$—	$—
Investments:
Interest-bearing cash	21,270,550	—	—	21,270,550
Cintas Corporation common stock	1,595,831,272	—	—	1,595,831,272
Mutual funds	1,025,877,122	—	—	1,025,877,122
Common collective trusts	1,500,040,135	—	—	1,500,040,135
Total assets at fair value	$4,143,019,079	$—	$—	$4,143,019,079

	2024
	Level 1	Level 2	Level 3	Total

Cash	$602,041	$—	$—	$602,041
Investments:
Interest-bearing cash	22,290,701	—	—	22,290,701
Cintas Corporation common stock	1,647,839,447	—	—	1,647,839,447
Mutual funds	896,154,669	—	—	896,154,669
Common collective trusts	1,224,657,155	—	—	1,224,657,155
Total assets at fair value	$3,791,544,013	$—	$—	$3,791,544,013

The following is a description of the valuation methods used for investments measured at fair value.

•Interest-bearing cash: The fair value is based on the actual observable value of the underlying money market funds and is priced daily at the close of business based on an active market. The Plan does not adjust the quoted market price for such financial instruments.
•Cintas Corporation common stock: The fair value is based on observable market quotations of the Company’s common stock, which is traded on a national exchange and is priced on a daily basis at the close of business. The Plan does not adjust the quoted market price for the Company’s common stock.
•Mutual funds: The fair value is based on observable market quotations for the actual underlying funds, which is traded on national exchange and is priced on a daily basis at the close of business. The Plan does not adjust the quoted market price for such financial instruments.
•Common collective trusts: The common collective trusts are public investment vehicles valued at net asset value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund divided by the number of shares outstanding. The daily NAV is available to Participants of the Plan when they log into their online account to view their current balance. The common collective trusts allow Participants to make daily redemption requests at the current NAV. The Plan has determined that the common collective trusts have readily determinable fair values based on similar assets (i.e., mutual funds) and, therefore, each meet the criteria to be classified as Level 1. The Plan does not adjust the daily NAV available to Participants.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.